Fees Summary	Aug. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 31,783,554.12
Total Fee Amount	4,389.31
Total Offset Amount	0.00
Net Fee	$ 4,389.31
Offering Table N/A
Offset Table N/A	N/A